Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Outstanding Borrowings
outstanding borrowings at December 31, 2015 and 2014 consisted of the following:

	December 31,
(In millions)	2015	2014
MPLX LP:
Bank revolving credit facility due 2020	$877	$385
Term loan facility due 2019	250	250
5.500% senior notes due 2023	710	—
4.500% senior notes due 2023	989	—
4.875% senior notes due 2024	1,149	—
4.000% senior notes due 2025	500	—
4.875% senior notes due 2025	1,189	—
Consolidated subsidiaries:
MarkWest - 5.500% senior notes due 2023	40	—
MarkWest - 4.500% senior notes due 2023	11	—
MarkWest - 4.875% senior notes due 2024	1	—
MarkWest - 4.875% senior notes due 2025	11	—
MPL - capital lease obligations due 2020	9	10
Total	5,736	645
Unamortized debt issuance costs(1)	(8)	—
Unamortized discount(2)	(472)	—
Amounts due within one year	(1)	(1)
Total long-term debt due after one year	$5,255	$644

(1)	The Partnership adopted the updated FASB debt issuance cost standard as of June 30, 2015. This has been applied retrospectively and there was no effect to the prior period presented.

(2)	2015 includes $465 million discount related to the difference between the fair value and the principal amount of the assumed MarkWest debt.

Schedule of Debt Payments	The following table shows five years of scheduled debt payments.

(In millions)
2016	$1
2017	1
2018	1
2019	1
2020	1,132

Schedule of interest payable dates
Interest on each series of MPLX senior notes is payable semi-annually in arrears according to the table below.

Senior Notes	Interest payable semi-annually in arrears
5.500% senior notes due 2023	February 15th and August 15th
4.500% senior notes due 2023	January 15th and July 15th
4.875% senior notes due 2024	June 1st and December 1st
4.000% senior notes due 2025	February 15th and August 15th
4.875% senior notes due 2025	June 1st and December 1st

Schedule of amounts related to the SMR included in the Balance Sheet
As of December 31, 2015, the following amounts related to the SMR are included in the accompanying Consolidated Balance Sheets:

(In millions)	December 31, 2015
Assets
Property, plant and equipment, net of accumulated depreciation	$69
Liabilities
Accrued liabilities	4
Deferred credits and other liabilities	96